Share-based payments - Grants to Management board and employees (Details)		12 Months Ended
	Jan. 01, 2022 tranche $ / shares	Dec. 31, 2023 shares item Options tranche $ / shares	Dec. 31, 2022 shares Options	Dec. 31, 2021 Options shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement | shares		1,343,727	1,343,727	0
SGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year | shares		908,192
Number of other equity instruments outstanding in share-based payment arrangement | shares		768,402
Number of shares forfeited | shares		139,790
2019 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year | Options				167,326
Exercise price | $ / shares		$ 1.15
Number of units vested during the period		15,734	300,000
Number of other equity instruments outstanding in share-based payment arrangement | item		17,676
2019 Plan | RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche		3
2019 Plan | RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche		4
2019 Plan | Options.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | Options				15,000
Number of tranches | tranche	3
Vesting period	3 years
Trading days	20 days
Exercise price | $ / shares	$ 12.52
Expiration Date	10 years
Number of share options outstanding in share-based payment arrangement | Options		15,152
2019 Plan | SGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year		908,192	425,093
Number of other equity instruments outstanding in share-based payment arrangement | shares		209,017
2019 Plan | SGAs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche		3
2019 Plan | SGAs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche		4